Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2021	$ 88,361,303	$ 3,466,642	$ (65,932,888)	$ 25,895,057
Loss after income tax expense for the year			(2,854,254)	(2,854,254)
Other comprehensive income for the period		6,708		6,708
Total comprehensive loss for the period		6,708	(2,854,254)	(2,847,546)
Shares issued, net of costs	74,960			74,960
Options/warrants issued/expensed (net of adjustments)		54,930		54,930
Options/warrants lapsed/exercised		(361,861)	361,861
Balance at Jun. 30, 2022	88,436,263	3,166,419	(68,425,281)	23,177,401
Loss after income tax expense for the year			(3,786,507)	(3,786,507)
Other comprehensive income for the period		(1,012)		(1,012)
Total comprehensive loss for the period		(1,012)	(3,786,507)	(3,787,519)
Options/warrants issued/expensed (net of adjustments)		104,753		104,753
Options/warrants lapsed/expired		(156,392)	156,392
Performance rights issued/expensed		122,201		122,201
Balance at Jun. 30, 2023	88,436,263	3,235,969	(72,055,396)	19,616,836
Loss after income tax expense for the year			(6,936,957)	(6,936,957)
Other comprehensive income for the period		2,266		2,266
Total comprehensive loss for the period		2,266	(6,936,957)	(6,934,691)
Unlisted options issued/expensed		15,231		15,231
Options/warrants issued/expensed (net of adjustments)		(11,932)		(11,932)
Options/warrants exercised	67,780	(43,780)		24,000
Options/warrants forfeited		(23,957)	23,957
Balance at Jun. 30, 2024	$ 88,504,043	$ 3,173,797	$ (78,968,396)	$ 12,709,444